Shareholder Report, Average Annual Return (Details) 191453_CrossingBridge Low Duration High Yield Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	92 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	6.33%	6.11%	4.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.82%
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index
Average Annual Return, Percent	7.83%	6.98%	5.42%
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.05%	1.99%	2.29%
ICE BofA 1-3 Year US Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Bond Index
Average Annual Return, Percent	4.85%	2.39%	2.94%